INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the net deferred income tax liability
Balance at beginning of year	$ (759.2)	$ (715.5)
Recognized in income	(16.2)	(24.6)
Recognized in other comprehensive income	(1.6)	(1.2)
Business acquisitions		(17.9)
Other	12.4
Balance at end of year	(764.6)	$ (759.2)
Carryforwards loss for income tax to reduce future taxable income	$ 182.8